Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash, cash equivalents and restricted cash
Schedule of Cash and Cash Equivalents

Cash, cash equivalents and restricted cash, as presented in the Consolidated Statements of Cash Flows, consisted of the following:

	December 31,	December 31,
	2023	2022
Cash and cash equivalents	$11,777	$9,414
Restricted cash (included in Other assets)	350	250
Total cash, cash equivalents and restricted cash shown in the Consolidated Statements of Cash Flows	$12,127	$9,664

Schedule of Restricted Cash

Cash, cash equivalents and restricted cash, as presented in the Consolidated Statements of Cash Flows, consisted of the following:

	December 31,	December 31,
	2023	2022
Cash and cash equivalents	$11,777	$9,414
Restricted cash (included in Other assets)	350	250
Total cash, cash equivalents and restricted cash shown in the Consolidated Statements of Cash Flows	$12,127	$9,664